Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale Lending Sector - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,434	$ 11,242
ECL coverage	31.30%	33.70%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,472	$ 3,350
Collateral value	$ 152	$ 84
ECL coverage	5.20%	4.20%
Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,499	$ 1,243
ECL coverage	5.80%	5.40%
Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 694	$ 1,895
ECL coverage	3.30%	3.60%
Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 279	$ 212
ECL coverage	4.70%	2.80%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,962	$ 7,892
Collateral value	$ 750	$ 466
ECL coverage	42.70%	46.10%
Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,991	$ 5,199
ECL coverage	48.50%	53.20%
Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,507	$ 1,719
ECL coverage	22.00%	24.80%
Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,464	$ 974
ECL coverage	44.00%	46.10%
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,571	$ 3,137
ECL coverage	23.70%	27.40%
UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 720	$ 662
Collateral value	$ 34	$ 14
ECL coverage	6.90%	6.00%
UK | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 285	$ 565
ECL coverage	13.00%	6.20%
UK | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 382	$ 74
ECL coverage	2.60%	4.10%
UK | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 23
ECL coverage	5.70%	4.30%
UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,851	$ 2,475
Collateral value	$ 211	$ 116
ECL coverage	27.90%	33.20%
UK | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,930	$ 1,775
ECL coverage	34.10%	42.10%
UK | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 494	$ 513
ECL coverage	12.60%	6.20%
UK | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 427	$ 187
ECL coverage	17.60%	21.90%
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 808	$ 1,109
ECL coverage	63.40%	41.30%
Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 258
Collateral value	$ 6	$ 49
ECL coverage	12.00%	3.90%
Hong Kong | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 94
ECL coverage	70.00%	7.40%
Hong Kong | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 11
ECL coverage	0.00%	9.10%
Hong Kong | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73	$ 153
ECL coverage	2.70%	1.30%
Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 725	$ 851
Collateral value	$ 64	$ 73
ECL coverage	69.20%	52.60%
Hong Kong | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 510	$ 503
ECL coverage	82.50%	78.10%
Hong Kong | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96	$ 155
ECL coverage	11.50%	0.00%
Hong Kong | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 119	$ 193
ECL coverage	58.80%	28.00%
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,185	$ 2,011
ECL coverage	4.50%	4.20%
US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,877	$ 1,812
Collateral value	$ 39	$ 0
ECL coverage	3.00%	3.40%
US | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,645	$ 191
ECL coverage	3.30%	5.20%
US | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 166	$ 1,621
ECL coverage	1.20%	3.10%
US | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66	$ 0
ECL coverage	3.00%	0.00%
US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 308	$ 199
Collateral value	$ 65	$ 2
ECL coverage	13.60%	11.10%
US | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 6
ECL coverage	50.00%	16.70%
US | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 214	$ 188
ECL coverage	0.00%	9.60%
US | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92	$ 5
ECL coverage	44.60%	60.00%
– LTV ratio: less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 246	$ 693
ECL coverage	2.80%	4.20%
– LTV ratio: less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 338	$ 608
ECL coverage	35.20%	36.00%
– LTV ratio: less than 50% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 120	$ 21
ECL coverage	1.70%	4.80%
– LTV ratio: less than 50% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103	$ 181
ECL coverage	17.50%	7.70%
– LTV ratio: less than 50% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– LTV ratio: less than 50% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 11
ECL coverage	0.00%	0.00%
– LTV ratio: less than 50% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 85	$ 594
ECL coverage	1.20%	4.20%
– LTV ratio: less than 50% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 77
ECL coverage	0.00%	22.10%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 189	$ 292
ECL coverage	4.20%	2.70%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 377	$ 503
ECL coverage	22.80%	8.70%
– 51% to 75% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 93	$ 49
ECL coverage	3.20%	2.00%
– 51% to 75% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 172
ECL coverage	8.60%	1.70%
– 51% to 75% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 11
ECL coverage	0.00%	9.10%
– 51% to 75% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30	$ 62
ECL coverage	3.30%	0.00%
– 51% to 75% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18	$ 169
ECL coverage	0.00%	2.40%
– 51% to 75% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 103
ECL coverage	0.00%	1.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97	$ 45
ECL coverage	2.10%	15.60%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 373	$ 405
ECL coverage	23.60%	24.20%
– 76% to 90% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 2
ECL coverage	2.40%	0.00%
– 76% to 90% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 101	$ 86
ECL coverage	20.80%	10.50%
– 76% to 90% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40	$ 32
ECL coverage	7.50%	0.00%
– 76% to 90% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 20
ECL coverage	2.20%	0.00%
– 76% to 90% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 162	$ 865
ECL coverage	3.70%	2.80%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 419	$ 203
ECL coverage	9.10%	31.50%
– 91% to 100% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 127	$ 2
ECL coverage	3.90%	0.00%
– 91% to 100% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92	$ 74
ECL coverage	7.60%	8.10%
– 91% to 100% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16	$ 50
ECL coverage	0.00%	0.00%
– 91% to 100% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18	$ 838
ECL coverage	0.00%	0.00%
– 91% to 100% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212	$ 8
ECL coverage	0.00%	0.00%